The Brinson Funds

Supplement to the Statement of Additional Information
		dated November 5, 2001


February 11, 2002

Dear Investor,

	The purpose of the supplement is to notify you of an additional front-end sales charge waiver. The following disclosure supplements the section entitled
"Reduced Sales Charges, Additional Exchange and
Redemption Information and Other Services - Sales
Charge Reductions and Waivers - Waivers of Sales
Charges - Class A Shares" on pages 59 - 60:

[ ] 	Acquire shares in connection with shares
	purchased by Brinson Advisors or any affiliate on behalf of a discretionary advisory client.





					Item No.  ZS-123